Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Intangible Assets [Abstract]
Summary of Intangible Assets

	December 31,
	2014	2013
Amortized intangible assets: Patent (8 years useful life)
Gross carrying Amount	$799,362	$772,414
Accumulated Amortization	(454,249)	(328,319)
	$345,113	$444,095
Amortized intangible assets: Website (5 years useful life)
Gross carrying Amount	$32,750	$18,908
Accumulated Amortization	$(20,174)	$(17,228)
	$12,576	$1,680

Intangible assets not subject to amortization
Trademarks	$251,157	$251,157